Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]
The balance as of December 31, 2018 and 2017 of goodwill in acquisitions of subsidiaries was:

	2018	2017
Transport and Logistics
Oleoducto Central S.A.	683,496	683,496
Exploration and Production
Hocol Petroleum Ltd.	537,598	537,598
Refining and Petrochemicals
Andean Chemical Ltd	127,812	127,812
Propilco S.A.	108,137	108,137
	1,457,043	1,457,043
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	1,159,922	1,159,922